Related-Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related-Party Transactions
12.	Related-Party Transactions

Through Sunoco LLC, we are party to the following fee-based commercial agreements with various affiliates of ETP:

•	Philadelphia Energy Solutions Offtake Contract – A 1-year supply agreement with Philadelphia Energy Solutions LLC (“PES”). Sunoco Inc. owns a 33% non-operating noncontrolling interest in PES.
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Sunoco Logistics Partners L.P. Transportation and Terminalling Contracts – Sunoco LLC is party to various agreements with subsidiaries of Sunoco Logistics Partners L.P. for pipeline, terminalling and storage services. Sunoco LLC also has agreements for the purchase and sale of fuel. Sunoco Logistics Partners L.P. is a consolidated subsidiary of ETP.

We are party to the Susser Distribution Contract, a 10-year agreement under which we are the exclusive distributor of motor fuel at cost (including tax and transportation costs), plus a fixed profit margin of three cents per gallon to Susser’s existing Stripes convenience stores and independently operated consignment locations. This profit margin is eliminated in consolidation from the date of common control, September 1, 2014, and thereafter, in the accompanying Consolidated Statements of Operations and Comprehensive Income.

We are party to the Sunoco Distribution Contract, a 10-year agreement under which Sunoco LLC is the exclusive wholesale distributor of motor fuel to Sunoco Retail’s convenience stores. Pursuant to the agreement, pricing is cost plus a fixed margin of four cents per gallon. This profit margin is eliminated through consolidation from the date of common control, September 1, 2014, and thereafter, in the accompanying Consolidated Statements of Operations and Comprehensive Income.

In connection with the closing of our initial public offering (“IPO”) on September 25, 2012, we also entered into an Omnibus Agreement with Susser (the "Omnibus Agreement"). Pursuant to the Omnibus Agreement, among other things, the Partnership received a three-year option to purchase from Susser up to 75 of Susser's new or recently constructed Stripes convenience stores at Susser's cost and lease the stores back to Susser at a specified rate for a 15-year initial term. The Partnership is the exclusive distributor of motor fuel to such stores for a period of ten years from the date of purchase. We have completed all 75 sale-leaseback transactions under the Omnibus Agreement.

Summary of Transactions

Related party transactions with affiliates for the Successor twelve month period ended December 31, 2015 and the period September 1, 2014 through December 31, 2014 and for the Predecessor period January 1, 2014 through August 31, 2014 and the twelve month period ended December 31, 2013 are as follows (in thousands):

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
Motor fuel sales to affiliates	$20,026	$—	$2,200,394	$2,974,122
Bulk fuel purchases from affiliates	2,449,029	52,474	—	—
Allocated cost of employees	—	—	8,802	11,400
Transportation charges from Susser for delivery of motor fuel	—	—	37,874	49,994
Purchase of stores from Susser	—	—	81,145	104,159

Included in the bulk fuel purchases above are purchases from PES, which constitute 9.7% of our total cost of sales for the year ended December 31, 2015.

Additional significant affiliate activity related to the Consolidated Balance Sheets and Statements of Operations and Comprehensive Income are as follows:

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Net advances to affiliates were $365.5 million and $597.9 million at December 31, 2015 and December 31, 2014, respectively, which were primarily related to the treasury services agreements between Sunoco LLC and Sunoco Inc. (R&M) and Sunoco Retail LLC and Sunoco Inc. (R&M) which are in place for purposes of cash management.

•	Net accounts receivable from affiliates were $8.1 million and $4.9 million at December 31, 2015 and December 31, 2014, respectively, which are primarily related to motor fuel purchases from us.
•	Net accounts payable to ETP was $15.0 million and $57.0 million as of December 31, 2015 and December 31, 2014, respectively, attributable to operational expenses and fuel pipeline purchases.